Pay vs Performance Disclosure	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
Pursuant to Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, the Pay Versus Performance Table (as set forth below) is required to include “Compensation Actually Paid,” as calculated per SEC disclosure rules, to the Company’s CEO and non-CEO NEOs, as noted below. “Compensation Actually Paid” represents a new required calculation of compensation that differs significantly from the Summary Compensation Table calculation of compensation, the NEO’s realized or earned compensation, as well as from the way in which the Compensation Committee views annual compensation decisions, as discussed in the Compensation Discussion and Analysis. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by NEOs, including with respect to performance-based and service-based restricted unit awards and stock options, which remain subject to forfeiture if the vesting conditions are not satisfied.
Pay Versus Performance Table
The pay versus performance table includes information for fiscal 2023, 2022 and 2021.
Year	Summary Compensation Table Total for CEO (1)(2)	Compensation Actually Paid to CEO (1)	Average Summary Compensation Table Total for Non-CEO NEOs (1)(2)	Average Compensation Actually Paid to Non-CEO NEOs (1)	Value of Initial Fixed $100 Investment Based On:
					Ethan Allen Total Shareholder Return (3)	Peer Group Total Shareholder Return (4)	Net Income ($000) (5)	Net Sales ($000) (6)
2023	$ 4,209,298	$ 6,434,816	$ 473,754	$ 474,252	$ 294	$ 133	$ 105,807	$ 791,382
2022	4,075,599	3,616,585	435,671	300,184	$ 197	$ 119	103,280	817,762
2021	3,780,814	5,866,473	567,388	723,881	$ 249	$ 189	60,005	685,169

(1)
The CEO and all other NEOs for the applicable fiscal years were as follows:

•
FY 2023: M. Farooq Kathwari served as the Company’s CEO for the entirety of FY 2023 and the Company’s other NEOs were: Matthew J. McNulty, Amy Franks, Ashley Fothergill, and Eric D. Koster.

•
FY 2022: M. Farooq Kathwari served as the Company’s CEO for the entirety of FY 2022 and the Company’s other NEOs were: Matthew J. McNulty, Amy Franks, Ashley Fothergill, Eric D. Koster and Corey Whitely.

•
FY 2021: M. Farooq Kathwari served as the Company’s CEO for the entirety of FY 2021 and the Company’s other NEOs were: Corey Whitely, Rodney Hutton, Daniel Grow, Eric D. Koster and Clifford Thorn.

(2)
Amounts reflect the total compensation for our NEOs, as reported in the Summary Compensation Table. With respect to the Non-CEO NEOs, amounts shown represent averages.

(3)
The amounts in this column assume the investment of  $100 on June 30, 2020, in Ethan Allen’s common shares traded on the NYSE and the reinvestment of all dividends since that date.

(4)
The amounts in this column assume the investment of  $100 on June 30, 2020, in the Dow Jones U.S. Furnishings Index and the reinvestment of all dividends since that date.

(5)
Amounts reflect Ethan Allen’s net income as reported in the Company’s audited consolidated financial statements for each applicable year.

(6)
While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, Net Sales is the financial performance measure that, in Ethan Allen’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to the CEO and NEOs, for the most recently completed fiscal year, to company performance.

Adjustments to Compensation Actually Paid
The following tables detail the adjustment to the Summary Compensation Table to determine “Compensation Actually Paid” for the CEO and the average “Compensation Actually Paid” for Non-CEO NEOs. The amounts do not reflect actual compensation earned or paid to our CEO and non-CEO NEOs during the applicable year.
CEO Summary Compensation Table Total to Compensation Actually Paid:
		Adjustments Related to Equity Awards
		Deductions	Additions
Year	Summary Compensation Table Total for CEO (1)	Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year (2)	Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year (3)	Increase/ (Decrease) in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years (3)	Increase/ (Decrease) in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year (3)	Increase/ (Decrease) in Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year (3)	Equals Compensation Actually Paid to CEO
2023	$ 4,209,298	$ (1,518,005)	$ 2,055,387	$ 806,373	$ 881,763	$ —	$ 6,434,816
2022	4,075,599	(1,115,010)	1,125,985	(342,454)	(127,535)	—	3,616,585
2021	3,780,814	(809,290)	2,164,188	344,575	386,186	—	5,866,473
Average Non-CEO NEOs Compensation Table Total to Compensation Actually Paid:
		Adjustments Related to Equity Awards
		Deductions	Additions
Year	Average Summary Compensation Table Total for Non-CEO NEOs (1)	Average Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year (2)	Average Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year (3)	Average Increase/ (Decrease) in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years (3)
Average
Increase/ (Decrease)
in Fair Value as of
Vesting Date of Stock
Option and Stock
Awards Granted in
Prior Fiscal Years for
which Applicable
Vesting Conditions
Were Satisfied During
Fiscal Year (3)

Average
Increase/ (Decrease)
in Fair Value as of
Prior Fiscal Year-End
of Stock Option and
Stock Awards Granted
in Prior Fiscal Years
that Failed to Meet
Applicable Vesting
Conditions During
Fiscal Year (3)
							Equals Average Compensation Actually Paid to Non-CEO NEOs
2023	$ 473,754	$ (74,040)	$ 64,602	$ 12,309	$ 2,861	$ (5,234)	$ 474,252
2022	435,671	(57,829)	26,976	(498)	(359)	(103,777)	300,184
2021	567,388	(75,408)	200,794	17,481	15,089	(1,463)	723,881

(1)
Amounts reflect the total compensation for our NEOs, as reported in the Summary Compensation Table. With respect to the Non-CEO NEOs, amounts shown represent averages.

(2)
Amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. With respect to the Non-CEO NEOs, amounts shown represent averages.

(3)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards were re-measured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the tables above. For PSUs with a TSR metric, the fair values as of each measurement date (prior to the end of the performance period) were determined using a Monte Carlo simulation pricing model, with assumptions and methodologies that are consistent with those used to estimate fair value at grant date under U.S. GAAP. For PSUs with net sales and return on equity metrics, the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date.

Company Selected Measure Name	Net Sales
Named Executive Officers, Footnote
(1)
The CEO and all other NEOs for the applicable fiscal years were as follows:

•
FY 2023: M. Farooq Kathwari served as the Company’s CEO for the entirety of FY 2023 and the Company’s other NEOs were: Matthew J. McNulty, Amy Franks, Ashley Fothergill, and Eric D. Koster.

•
FY 2022: M. Farooq Kathwari served as the Company’s CEO for the entirety of FY 2022 and the Company’s other NEOs were: Matthew J. McNulty, Amy Franks, Ashley Fothergill, Eric D. Koster and Corey Whitely.

•
FY 2021: M. Farooq Kathwari served as the Company’s CEO for the entirety of FY 2021 and the Company’s other NEOs were: Corey Whitely, Rodney Hutton, Daniel Grow, Eric D. Koster and Clifford Thorn.

PEO Total Compensation Amount	$ 4,209,298	$ 4,075,599	$ 3,780,814
PEO Actually Paid Compensation Amount	$ 6,434,816	3,616,585	5,866,473
Adjustment To PEO Compensation, Footnote
CEO Summary Compensation Table Total to Compensation Actually Paid:
		Adjustments Related to Equity Awards
		Deductions	Additions
Year	Summary Compensation Table Total for CEO (1)	Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year (2)	Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year (3)	Increase/ (Decrease) in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years (3)	Increase/ (Decrease) in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year (3)	Increase/ (Decrease) in Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year (3)	Equals Compensation Actually Paid to CEO
2023	$ 4,209,298	$ (1,518,005)	$ 2,055,387	$ 806,373	$ 881,763	$ —	$ 6,434,816
2022	4,075,599	(1,115,010)	1,125,985	(342,454)	(127,535)	—	3,616,585
2021	3,780,814	(809,290)	2,164,188	344,575	386,186	—	5,866,473

Non-PEO NEO Average Total Compensation Amount	$ 473,754	435,671	567,388
Non-PEO NEO Average Compensation Actually Paid Amount	$ 474,252	300,184	723,881
Adjustment to Non-PEO NEO Compensation Footnote
Average Non-CEO NEOs Compensation Table Total to Compensation Actually Paid:
		Adjustments Related to Equity Awards
		Deductions	Additions
Year	Average Summary Compensation Table Total for Non-CEO NEOs (1)	Average Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year (2)	Average Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year (3)	Average Increase/ (Decrease) in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years (3)
Average
Increase/ (Decrease)
in Fair Value as of
Vesting Date of Stock
Option and Stock
Awards Granted in
Prior Fiscal Years for
which Applicable
Vesting Conditions
Were Satisfied During
Fiscal Year (3)

Average
Increase/ (Decrease)
in Fair Value as of
Prior Fiscal Year-End
of Stock Option and
Stock Awards Granted
in Prior Fiscal Years
that Failed to Meet
Applicable Vesting
Conditions During
Fiscal Year (3)
							Equals Average Compensation Actually Paid to Non-CEO NEOs
2023	$ 473,754	$ (74,040)	$ 64,602	$ 12,309	$ 2,861	$ (5,234)	$ 474,252
2022	435,671	(57,829)	26,976	(498)	(359)	(103,777)	300,184
2021	567,388	(75,408)	200,794	17,481	15,089	(1,463)	723,881

Compensation Actually Paid vs. Total Shareholder Return
TSR: Company versus Peer Group and Compensation Actually Paid. Our three-year cumulative TSR for fiscal 2021 through 2023 has outperformed the three-year cumulative TSR for companies included in our peer group. Our NEO long-term incentive compensation program includes TSR as a performance metric. The Compensation Committee selected TSR to add a measure of performance of the Company in comparison to its peer group. CAP for our CEO and NEOs were aligned with our TSR during the applicable period.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid versus Net Income. Net Income is not a direct component of our annual non-equity and long-term equity incentive compensation programs, however it is correlated with other components of our annual non-equity incentive and long-term equity incentive compensation programs, such as our adjusted operating income and return on equity metric. The variation in CAP compared to Net Income is being driven by the vesting levels of our performance-based equity awards which are measured over a three-year period. Net Income is measured on a GAAP basis and does not reflect any adjustments. Refer to the section titled “Compensation Discussion and Analysis” for further information on the Company’s executive compensation programs.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid versus Net Sales. Net Sales was chosen as the Company Selected Measure because it is important in measuring the overall financial health of the Company and is also a prominent metric in our annual non-equity incentive and long-term equity incentive compensation programs. The Compensation Committee selected net sales as a broad indicator of attaining strategic objectives and a core driver of the Company’s performance. The variation in CAP compared to Net Sales is being driven by the vesting levels of our performance-based equity awards which are measured over a three-year period. Net Sales is measured on a GAAP basis and does not reflect any adjustments. Refer to the section titled “Compensation Discussion and Analysis” for further information on the Company’s executive compensation programs.

Tabular List, Table
Performance Measures
The following is a list of financial performance measures, which in the Company’s assessment, represent the most important financial performance measures used by the Company to link compensation actually paid for the NEOs to Company performance during fiscal 2023. These metrics are further detailed under our annual non-equity and long-term equity incentive compensation programs in the CD&A.
•
Net Sales and Sales Growth

•
Adjusted Operating Income

•
Return on Equity

•
Total Shareholder Return

Total Shareholder Return Amount	$ 294	197	249
Peer Group Total Shareholder Return Amount	133	119	189
Net Income (Loss)	$ 105,807,000	$ 103,280,000	$ 60,005,000
Company Selected Measure Amount	791,382,000	817,762,000	685,169,000
PEO Name	M. Farooq Kathwari
Measure:: 1
Pay vs Performance Disclosure
Name	Net Sales and Sales Growth
Non-GAAP Measure Description
(6)
While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, Net Sales is the financial performance measure that, in Ethan Allen’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to the CEO and NEOs, for the most recently completed fiscal year, to company performance.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Equity
Measure:: 4
Pay vs Performance Disclosure
Name	Total Shareholder Return
PEO | Grant Date Fair Value Of Stock Option And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,518,005)	$ (1,115,010)	$ (809,290)
PEO | Fair Value At Fiscal Year-End Of Outstanding And Unvested Stock Option And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,055,387	1,125,985	2,164,188
PEO | In Fair Value Of Outstanding And Unvested Stock Option And Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	806,373	(342,454)	344,575
PEO | In Fair Value As Of Vesting Date Of Stock Option And Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	881,763	(127,535)	386,186
Non-PEO NEO | Grant Date Fair Value Of Stock Option And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(74,040)	(57,829)	(75,408)
Non-PEO NEO | Fair Value At Fiscal Year-End Of Outstanding And Unvested Stock Option And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	64,602	26,976	200,794
Non-PEO NEO | In Fair Value Of Outstanding And Unvested Stock Option And Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,309	(498)	17,481
Non-PEO NEO | In Fair Value As Of Vesting Date Of Stock Option And Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,861	(359)	15,089
Non-PEO NEO | In Fair Value As Of Prior Fiscal Year-End Of Stock Option And Stock Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,234)	$ (103,777)	$ (1,463)